CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2014	Jul. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	78,041,774	62,250,000
Common stock, shares outstanding	78,041,774	62,250,000
Convertible notes payable, discount	$ 955,723	$ 139,153